Shareholder Fees {- Fidelity International Value Factor ETF}	Mar. 01, 2021 USD ($)
12.31 Fidelity International Factor ETFs Combo PRO-07 | Fidelity International Value Factor ETF
Shareholder Fees:
(fees paid directly from your investment)	none